Intangible Assets - Schedule of Intangible asset balances and accumulated amortization (Detail) - ColdQuanta, Inc. dba Infleqtion [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets [Line Items]
Gross Carrying Value	$ 168	$ 332
Accumulated Amortization	103	239
Net of Accumulated Amortization	65	93
Customer Relationships [Member]
Intangible Assets [Line Items]
Gross Carrying Value	41	41
Accumulated Amortization	25	18
Net of Accumulated Amortization	$ 16	$ 23
Weighted-Average Remaining Amortization Period	2 years 3 months 29 days	3 years 3 months 29 days
Trade Names [Member]
Intangible Assets [Line Items]
Gross Carrying Value	$ 127	$ 127
Accumulated Amortization	78	57
Net of Accumulated Amortization	$ 49	$ 70
Weighted-Average Remaining Amortization Period	2 years 3 months 29 days	3 years 3 months 29 days
Software Development [Member]
Intangible Assets [Line Items]
Gross Carrying Value		$ 162
Accumulated Amortization		162
Net of Accumulated Amortization		$ 0
Weighted-Average Remaining Amortization Period		0 years
Order Back Log [Member]
Intangible Assets [Line Items]
Gross Carrying Value		$ 2
Accumulated Amortization		2
Net of Accumulated Amortization		$ 0
Weighted-Average Remaining Amortization Period		0 years